Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information
During the first quarter of 2015, we reorganized our business segments to reflect a new operating structure and management of our Global Business Units, resulting in a change to our reporting segments in 2015. Each of our business segments now operate as a stand-alone Global Business Unit. All segment information presented in this note and throughout this Annual Report on Form 10-K was prepared based on the reporting segments in place during 2015.
Beginning in 2015, we now classify our operations into the following business segments based primarily on types of products offered and markets served:

•	Valves & Controls — The Valves & Controls segment designs, manufactures, markets and services valves, fittings, automation and controls and actuators for the energy and industrial verticals.

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Flow & Filtration Solutions — The Flow & Filtration Solutions segment designs, manufactures, markets and services solutions for the toughest filtration, separation, flow and fluid management challenges in agriculture, food and beverage processing, water supply and disposal and a variety of industrial applications.

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Water Quality Systems — The Water Quality Systems segment designs, manufactures, markets and services innovative water system products and solutions to meet filtration and fluid management challenges in food and beverage, water, swimming pools and aquaculture applications.

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Technical Solutions — The Technical Solutions segment designs, manufactures, markets and services products that guard and protect some of the world’s most sensitive electronics and electronic equipment, as well as heat management solutions designed to provide thermal protection to temperature sensitive fluid applications.

•	Other — Other is primarily composed of unallocated corporate expenses, our captive insurance subsidiary and intermediate finance companies.
The accounting policies of our reporting segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on the net sales and segment income (loss) and use a variety of ratios to measure performance of our reporting segments. These results are not necessarily indicative of the results of operations that would have occurred had each segment been an independent, stand-alone entity during the periods presented. Segment income (loss) represents operating income (loss) exclusive of certain acquisition related expenses, costs of restructuring activities, "mark-to-market" gain/loss for pension and other post-retirement plans, impairments and other unusual non-operating items.
Financial information by reportable segment is included in the following summary:

	2014	2013	2012	2014	2013	2012
In millions	Net sales			Segment income (loss)
Valves & Controls	$2,377.3	$2,451.7	$540.3	$345.1	$297.5	$40.7
Flow & Filtration Solutions	1,603.1	1,651.8	1,451.5	169.2	170.7	113.4
Water Quality Systems	1,356.4	1,269.3	1,108.1	242.9	220.1	174.8
Technical Solutions	1,728.1	1,663.4	1,233.9	358.2	322.4	232.2
Other	(25.9)	(36.5)	(27.0)	(93.7)	(108.4)	(77.6)
Consolidated	$7,039.0	$6,999.7	$4,306.8	$1,021.7	$902.3	$483.5

	2014	2013	2014	2013	2012
In millions	Identifiable assets (1)		Depreciation
Valves & Controls	$4,045.2	$4,198.2	$59.0	$64.0	$15.1
Flow & Filtration Solutions	2,040.0	2,311.7	23.7	23.4	22.1
Water Quality Systems	1,828.3	1,851.1	21.9	20.3	21.1
Technical Solutions	2,117.3	2,093.4	24.2	23.6	18.9
Other	624.4	1,288.9	9.9	10.0	8.0
Consolidated	$10,655.2	$11,743.3	$138.7	$141.3	$85.2

	2014	2013	2012	2014	2013	2012
In millions	Amortization			Capital expenditures
Valves & Controls	$53.4	$69.3	$21.7	$45.9	$67.2	$21.9
Flow & Filtration Solutions	26.3	31.8	30.6	24.9	32.2	27.3
Water Quality Systems	14.4	7.8	6.3	20.6	31.5	22.0
Technical Solutions	19.9	25.2	16.2	24.0	16.2	13.5
Other	—	—	0.1	14.2	22.9	9.8
Consolidated	$114.0	$134.1	$74.9	$129.6	$170.0	$94.5

(1)	All cash and cash equivalents and assets held for sale are included in “Other.”
The following table presents a reconciliation of consolidated segment income to consolidated operating income (loss):

In millions	2014	2013	2012
Segment income	$1,021.7	$902.3	$483.5
Deal related costs and expenses	—	—	(82.8)
Inventory step-up and customer backlog	—	(86.6)	(157.7)
Restructuring and other	(109.6)	(119.9)	(45.4)
Pension and other post-retirement mark-to-market gain (loss)	(49.9)	63.2	(141.7)
Trade name impairment	—	(11.0)	(60.7)
Redomicile related expenses	(10.3)	(5.4)	—
Operating income (loss)	$851.9	$742.6	$(4.8)

The following tables present certain geographic information by region:

	2014	2013	2012	2014	2013
In millions	Net sales			Long-lived assets
U.S.	$3,541.1	$3,431.3	$2,624.3	$350.0	$365.4
Western Europe	1,701.0	1,795.3	909.1	340.0	393.9
Fast Growth	998.5	921.6	473.8	180.9	193.3
Other Developed	798.4	851.5	299.6	79.1	91.7
Consolidated	$7,039.0	$6,999.7	$4,306.8	$950.0	$1,044.3
Net sales are based on the location in which the sale originated. Long-lived assets represent property, plant and equipment, net of related depreciation.
We offer a broad array of products and systems to multiple markets and customers for which we do not have the information systems to track revenues by primary product category. However, our net sales by segment are representative of our sales by major product category. We sell our products through various distribution channels including wholesale and retail distributors, original equipment manufacturers and home centers. No customer accounted for more than 10% of net sales in 2014, 2013, or 2012.